Segment Information - Schedule of Revenue by Market (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenue by Market [Line Items]
Total revenue		$ 77,733,976	$ 41,380,440	$ 48,482,015
KSA [Member[
Schedule of Revenue by Market [Line Items]
Total revenue		24,985,212	9,655,639	14,607,994
UAE [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		14,426,138	11,830,985	12,750,454
Egypt [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		11,313,462	9,327,477	9,804,094
Qatar [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		6,540,338	713,111	756,924
Kuwait [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		6,335,828	1,265,485	1,757,282
Lebanon [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		2,872,528	3,456,823	3,572,317
Jordan [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		1,427,499	1,227,705	1,133,807
Others [Member]
Schedule of Revenue by Market [Line Items]
Total revenue	[1]	$ 9,832,970	$ 3,903,215	$ 4,099,143

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.